    As filed with the Securities and Exchange Commission on December 4, 2000.

                                                             File No. 333-94617
                                                                    811-3072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3
                                 TO THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust:  Separate Account VL I

B.       Name of depositor:  Hartford Life Insurance Company

C. Complete address of depositor's principal executive offices:

         P. O. Box 2999
         Hartford, CT  06104-2999

D. Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life Insurance Company
         P. O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

            ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on January 2, 2001 pursuant to paragraph (b) of Rule 485
            ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
            ___  on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
            ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.  Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2                    CAPTION IN PROSPECTUS
-----------------------                    ---------------------
         1.                               Cover Page
         2.                               Cover Page
         3.                               Not Applicable
         4.                               Statement of Additional Information - Distribution of
         5.                               About Us - Separate Account VL I
         6.                               About Us - Separate Account VL I
         7.                               Not required by Form S-6
         8.                               Not required by Form S-6
         9.                               Legal Proceedings
        10.                               About Us - Separate Account VL I; The Funds
        11.                               About Us - Separate Account VL I; The Funds
        12.                               About Us - The Funds
        13.                               Fee Table;  Charges and Deductions
        14.                               Premiums
        15.                               Premiums
        16.                               Premiums
        17.                               Making Withdrawals From Your Policy
        18.                               About Us - The Funds; Charges and Deductions
        19.                               Your Policy - Contract Rights
        20.                               Not Applicable
        21.                               Loans
        22.                               Not Applicable
        23.                               Not Applicable
        24.                               Not Applicable
        25.                               About Us - Hartford Life Insurance Company
        26.                               Not Applicable
        27.                               About Us - Hartford Life Insurance Company
        28.                               Statement of Additional Information - General
        29.                               About Us - Hartford Life Insurance Company
        30.                               Not Applicable
        31.                               Not Applicable
        32.                               Not Applicable
        33.                               Not Applicable
        34.                               Not Applicable

ITEM NO. OF FORM N-8B-2                   CAPTION IN PROSPECTUS
-----------------------                   ---------------------

        35.                               Statement of Additional Information - Distribution of
        36.                               Not required by Form S-6
        37.                               Not Applicable
        38.                               Statement of Additional Information - Distribution of
        39.                               Statement of Additional Information - Distribution of
        40.                               Not Applicable
        41.                               Statement of Additional Information - Distribution of
        42.                               Not Applicable
        43.                               Not Applicable
        44.                               Premiums
        45.                               Not Applicable
        46.                               Premiums; Making Withdrawals From Your Policy
        47.                               About Us - The Funds
        48.                               Cover Page; About Us - Hartford Life Insurance Company
        49.                               Not Applicable
        50.                               About Us - Separate Account VL I
        51.                               Not Applicable
        52.                               About Us - The Funds
        53.                               Taxes
        54.                               Not Applicable
        55.                               Not Applicable
        56.                               Not Required by Form S-6
        57.                               Not Required by Form S-6
        58.                               Not Required by Form S-6
        59.                               Not Required by Form S-6

The Prospectus is incorporated by reference in this Post-Effective Amendment No. 3, by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-94617), as filed on October 4, 2000 and declared effective on October 4, 2000.


A Supplement to the Prospectus, dated January 2, 2001 is included in this Post-Effective Amendment.

           STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                   SEPARATE ACCOUNT VL I
              HARTFORD LIFE INSURANCE COMPANY
       SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS
                   DATED OCTOBER 4, 2000                      [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series


- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.



Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:


INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

The table of Annual Fund Operating Expenses is deleted and replaced with the following:


                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                            OTHER             EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                        0.68%           0.25%             0.03%               0.96%
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund          0.79%           0.25%             0.03%               1.07%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                               0.38%           0.25%             0.01%               0.64%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                        0.34%           0.25%             0.01%               0.60%
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                               0.63%            N/A              0.02%               0.65%
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                   0.49%            N/A              0.03%               0.52%
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                   0.64%            N/A              0.02%               0.66%
---------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                    0.65%            N/A              0.03%               0.68%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                         0.74%            N/A              0.12%               0.86%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                  0.85%            N/A              0.25%               1.10%
---------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                      0.78%            N/A              0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                  0.40%            N/A              0.03%               0.43%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                 0.76%            N/A              0.09%               0.85%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund            0.69%            N/A              0.09%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                 0.76%            N/A              0.03%               0.79%
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                           0.45%            N/A              0.02%               0.47%
---------------------------------------------------------------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                            OTHER             EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                    0.45%            N/A              0.03%               0.48%
---------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                          0.75%            N/A              0.03%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                  0.46%            N/A              0.02%               0.48%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                       0.80%            N/A              0.33%               1.13%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                        0.68%            N/A              0.10%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                   0.65%            N/A              0.12%               0.77%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                             0.61%            N/A              0.12%               0.73%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                         0.46%            N/A              0.04%               0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                           0.70%            N/A              0.13%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                0.65%            N/A              0.07%               0.72%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                    0.60%            N/A              0.07%               0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                      0.80%            N/A              0.22%               1.02%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund           0.80%            N/A              0.18%               0.98%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund           1.08%            N/A              0.33%               1.41%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                 0.63%            N/A              0.08%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                              0.41%            N/A              0.08%               0.49%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                         0.54%            N/A              0.05%               0.59%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                 0.70%            N/A              0.10%               0.80%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                 0.53%            N/A              0.37%               0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston               0.65%            N/A              0.18%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund               0.65%            N/A              0.06%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                     0.65%            N/A              0.10%               0.75%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                   0.53%            N/A              0.04%               0.57%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (3)              0.53%            N/A              0.09%               0.62%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3)                 0.48%            N/A              0.08%               0.56%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                      0.73%            N/A              0.14%               0.87%
---------------------------------------------------------------------------------------------------------------------------


(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%           0.37%          1.07%
--------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------
    December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%           0.10%          0.63%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%           0.09%          0.57%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%           0.18%          0.91%
--------------------------------------------------------------------------------------------------------

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.


The following text is added under the section entitled "The Funds":



The Funds may not be available in all states.


Under the section entitled "The Funds," under the sub-section entitled "Investment Advisers," the following paragraph is inserted as the first paragraph of the section:


American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.



Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:



Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.



The fourth paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:



The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


The three "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached three tables.


The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-2853
333-94617

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            1,969        1,235           0    250,000      1,193           0    250,000
     2            4,036        2,583         613    250,000      2,198         228    250,000
     3            6,206        4,070       2,195    250,000      3,277       1,402    250,000
     4            8,486        5,708       4,583    250,000      4,438       3,313    250,000
     5           10,879        7,517       6,580    250,000      5,686       4,749    250,000
     6           13,391        9,510       8,760    250,000      7,024       6,274    250,000
     7           16,030       11,705      11,143    250,000      8,459       7,897    250,000
     8           18,800       14,122      13,747    250,000      9,999       9,624    250,000
     9           21,709       16,788      16,601    250,000     11,652      11,464    250,000
    10           24,763       19,711      19,711    250,000     13,424      13,424    250,000
    11           27,970       23,454      23,454    250,000     15,840      15,840    250,000
    12           31,337       27,575      27,575    250,000     18,457      18,457    250,000
    13           34,872       32,110      32,110    250,000     21,296      21,296    250,000
    14           38,585       37,104      37,104    250,000     24,374      24,374    250,000
    15           42,483       42,607      42,607    250,000     27,715      27,715    250,000
    16           46,576       48,669      48,669    250,000     31,339      31,339    250,000
    17           50,873       55,356      55,356    250,000     35,267      35,267    250,000
    18           55,386       62,736      62,736    250,000     39,523      39,523    250,000
    19           60,124       70,883      70,883    250,000     44,132      44,132    250,000
    20           65,099       79,885      79,885    250,000     49,125      49,125    250,000

    25           93,963      141,511     141,511    250,000     81,375      81,375    250,000
    30          130,801      245,080     245,080    298,997    131,894     131,894    250,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current and Guaranteed Front-End Sales Loads of 8% in year 1 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1            1,969       1,151          0     250,000     1,112          0     250,000
     2            4,036       2,338        368     250,000     1,969          0     250,000
     3            6,206       3,577      1,702     250,000     2,835        960     250,000
     4            8,486       4,867      3,742     250,000     3,710      2,585     250,000
     5           10,879       6,215      5,277     250,000     4,590      3,652     250,000
     6           13,391       7,618      6,868     250,000     5,469      4,719     250,000
     7           16,030       9,078      8,515     250,000     6,344      5,782     250,000
     8           18,800      10,595     10,220     250,000     7,214      6,839     250,000
     9           21,709      12,176     11,989     250,000     8,072      7,885     250,000
    10           24,763      13,807     13,807     250,000     8,916      8,916     250,000
    11           27,970      15,984     15,984     250,000    10,219     10,219     250,000
    12           31,337      18,239     18,239     250,000    11,521     11,521     250,000
    13           34,872      20,568     20,568     250,000    12,819     12,819     250,000
    14           38,585      22,973     22,973     250,000    14,105     14,105     250,000
    15           42,483      25,457     25,457     250,000    15,371     15,371     250,000
    16           46,576      28,018     28,018     250,000    16,607     16,607     250,000
    17           50,873      30,662     30,662     250,000    17,798     17,798     250,000
    18           55,386      33,389     33,389     250,000    18,924     18,924     250,000
    19           60,124      36,198     36,198     250,000    19,966     19,966     250,000
    20           65,099      39,093     39,093     250,000    20,903     20,903     250,000

    25           93,963      54,854     54,854     250,000    23,191     23,191     250,000
    30          130,801      72,493     72,493     250,000    17,849     17,849     250,000
--------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current and Guaranteed Front-End Sales Loads of 8% in year 1 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.75% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            1,969        1,068          0     250,000     1,031           0     250,000
     2            4,036        2,104        134     250,000     1,751           0     250,000
     3            6,206        3,124      1,249     250,000     2,432         557     250,000
     4            8,486        4,125      3,000     250,000     3,073       1,948     250,000
     5           10,879        5,110      4,173     250,000     3,671       2,733     250,000
     6           13,391        6,076      5,326     250,000     4,220       3,470     250,000
     7           16,030        7,021      6,459     250,000     4,719       4,156     250,000
     8           18,800        7,945      7,570     250,000     5,165       4,790     250,000
     9           21,709        8,850      8,663     250,000     5,555       5,367     250,000
    10           24,763        9,721      9,721     250,000     5,885       5,885     250,000
    11           27,970       11,020     11,020     250,000     6,605       6,605     250,000
    12           31,337       12,276     12,276     250,000     7,251       7,251     250,000
    13           34,872       13,482     13,482     250,000     7,821       7,821     250,000
    14           38,585       14,636     14,636     250,000     8,307       8,307     250,000
    15           42,483       15,738     15,738     250,000     8,704       8,704     250,000
    16           46,576       16,779     16,779     250,000     8,999       8,999     250,000
    17           50,873       17,765     17,765     250,000     9,181       9,181     250,000
    18           55,386       18,689     18,689     250,000     9,232       9,232     250,000
    19           60,124       19,547     19,547     250,000     9,134       9,134     250,000
    20           65,099       20,337     20,337     250,000     8,872       8,872     250,000

    25           93,963       23,065     23,065     250,000     4,455       4,455     250,000
    30          130,801       22,822     22,822     250,000         0           0           0
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates. These values reflect Current and Guaranteed Front-End Sales Loads of 8% in year 1 and 4% thereafter.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond         Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 15,997,697
  Cost $16,649,064
  .........................................................................................................................
    Market Value                    $17,011,056  $        --  $        --  $        --  $        --  $       -- $        --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 11,610,764
  Cost $57,758,062
  .........................................................................................................................
    Market Value                             --   72,170,268           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 24,706,506
  Cost $24,706,506
  .........................................................................................................................
    Market Value                             --           --   24,706,506           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,592,949
  Cost $34,697,830
  .........................................................................................................................
    Market Value                             --           --           --   39,592,817           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC.
  Shares 15,636,286
  Cost $66,679,661
  .........................................................................................................................
    Market Value                             --           --           --           --   98,736,998          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 2,337,493
  Cost $2,487,569
  .........................................................................................................................
    Market Value                             --           --           --           --           --   2,566,551          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,310,122
  Cost $25,375,053
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --  37,957,515
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 13,814,530
  Cost $18,614,832
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --       56,595    6,149,129           --        3,332          --          --
  .........................................................................................................................
 Receivable from fund shares sold         8,444           --           --        9,521           --           2       4,074
  .........................................................................................................................
 Total Assets                        17,019,500   72,226,863   30,855,635   39,602,338   98,740,330   2,566,553  37,961,589
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 8,459           --           --        9,390           --          15       4,058
  .........................................................................................................................
 Payable for fund shares purchased           --       56,662    6,145,657           --        3,539          --          --
  .........................................................................................................................
 TOTAL LIABILITIES                        8,459       56,662    6,145,657        9,390        3,539          15       4,058
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $17,011,041  $72,170,201  $24,709,978  $39,592,948  $98,736,791  $2,566,538 $37,957,531
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         10,874,588   19,727,312   17,290,248   14,686,738   24,306,056   1,650,256  10,776,773
  .........................................................................................................................
 Unit Values                        $  1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 --------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 15,997,697
  Cost $16,649,064
  ................................
    Market Value                    $        --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 11,610,764
  Cost $57,758,062
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 24,706,506
  Cost $24,706,506
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,592,949
  Cost $34,697,830
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC.
  Shares 15,636,286
  Cost $66,679,661
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 2,337,493
  Cost $2,487,569
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,310,122
  Cost $25,375,053
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 13,814,530
  Cost $18,614,832
  ................................
    Market Value                     20,130,409
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   628
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                        20,131,037
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --
  ................................
 Payable for fund shares purchased          702
  ................................
 TOTAL LIABILITIES                          702
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $20,130,335
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,640,148
  ................................
 Unit Values                        $  2.088177
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 Dividend     Growth     International Small    MidCap      Fidelity    Fidelity    Fidelity
                                    and Growth   and Income  Advisers  Company     Fund        VIP         VIP         VIP II
                                    Fund         Fund       Fund       Fund        Sub-Account Equity-Income Overseas  Asset
                                    Sub-Account  Sub-Account Sub-Account Sub-Account           Portfolio   Portfolio   Manager
                                                                                               Sub-Account Sub-Account Portfolio
                                                                                                                       Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. -- CLASS IA
  Shares 12,474,206
  Cost $23,299,349
  ...............................................................................................................................
    Market Value                    $25,614,623  $     --   $     --   $       --  $       --  $       --  $       --  $       --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND -- CLASS IA
  Shares 497,622
  Cost $686,069
  ...............................................................................................................................
    Market Value                             --   715,902         --           --          --          --          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. -- CLASS IA
  Shares 172,655
  Cost $219,145
  ...............................................................................................................................
    Market Value                             --        --    212,297           --          --          --          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,545,706
  Cost $2,914,372
  ...............................................................................................................................
    Market Value                             --        --         --    2,947,629          --          --          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,207,918
  Cost $4,797,553
  ...............................................................................................................................
    Market Value                             --        --         --           --   5,796,261          --          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 686,211
  Cost $14,987,396
  ...............................................................................................................................
    Market Value                             --        --         --           --          --  16,839,629          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 263,622
  Cost $5,322,280
  ...............................................................................................................................
    Market Value                             --        --         --           --          --          --   5,736,412          --
 --------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 176,289
  Cost $2,924,997
  ...............................................................................................................................
    Market Value                             --        --         --           --          --          --          --   2,933,452
 --------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --        --         --       14,770      60,562       1,385       1,684         310
  ...............................................................................................................................
 Receivable from fund shares sold        10,366       423        270           --          --         639          --          --
  ...............................................................................................................................
 Total Assets                        25,624,989   716,325    212,567    2,962,399   5,856,823  16,841,653   5,738,096   2,933,762
  ...............................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                10,357        --        271           --          --          --          --          --
  ...............................................................................................................................
 Payable for fund shares purchased           --       420         --       14,780      60,565          --         636         315
  ...............................................................................................................................
 TOTAL LIABILITIES                       10,357       420        271       14,780      60,565          --         636         315
 --------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $25,614,632  $715,905   $212,296   $2,947,619  $5,796,258  $16,841,653 $5,737,460  $2,933,447
 --------------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,938,711   503,122    179,444    1,681,609   2,597,614   7,754,452   2,987,603   1,509,013
  ...............................................................................................................................
 Unit Values                        $  2.577259  $1.422924  $1.183079  $ 1.752856  $ 2.231378  $ 2.171869  $ 1.920422  $ 1.943951
 --------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations (Unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   94,908  $    18,630   $956,859    $   84,825   $    37,484   $ 17,585  $    3,848
  ........................................................................................................................
  Capital gains income                      --    7,693,995       (592)    3,376,133    12,384,819         --     361,020
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions               74,747      (98,793)        --       (26,106)      (17,867)   (11,842)    (39,529)
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                1,210,737   (9,687,654)        --    (3,304,200)    3,706,876    147,406  (1,033,931)
  ........................................................................................................................
  Net gain (loss) on investments     1,285,484   (9,786,447)        --    (3,330,306)    3,689,009    135,564  (1,073,460)
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,380,392  $(2,073,822)  $956,267    $  130,652   $16,111,312   $153,149  $ (708,592)
 -------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   145,899
  ................................
  Capital gains income                2,336,911
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 5,725
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (5,237,640)
  ................................
  Net gain (loss) on investments     (5,231,915)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $(2,749,105)
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth   and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund         Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                     Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   19,870     $    29     $  2,444     $      --    $     --     $297,954   $   86,020
  ..........................................................................................................................
  Capital gains income               2,182,255       6,072       13,244       315,709     167,921    1,122,524      541,692
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized (loss) gain on
    security transactions              (67,352)     (6,631)         939        14,608      39,599       (3,338)     (14,456)
  ..........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (963,058)        475      (26,270)     (478,383)    730,167     (805,353)  (1,389,503)
  ..........................................................................................................................
  Net (loss) gain on investments    (1,030,410)     (6,156)     (25,331)     (463,775)    769,766     (808,691)  (1,403,959)
 ---------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,171,715     $   (55)    $ (9,643)    $(148,066)   $937,687     $611,787   $ (776,247)
 ---------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  91,022
  ................................
  Capital gains income                214,442
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               6,263
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (315,109)
  ................................
  Net (loss) gain on investments     (308,846)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (3,382)
 ---------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (Unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    94,908  $    18,630  $   956,859  $    84,825  $    37,484  $   17,585 $     3,848
  .........................................................................................................................
  Capital gains income                       --    7,693,995         (592)   3,376,133   12,384,819          --     361,020
  .........................................................................................................................
  Net realized (loss) gain on
    security transactions                74,747      (98,793)          --      (26,106)     (17,867)    (11,842)     (39,529)
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 1,210,737   (9,687,654)          --   (3,304,200)   3,706,876     147,406  (1,033,931)
  .........................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        1,380,392   (2,073,822)     956,267      130,652   16,111,312     153,149    (708,592)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,071,360    5,652,080   14,683,870    3,522,494    6,303,411      96,357   2,680,821
  .........................................................................................................................
  Net transfers                      (3,517,329)   1,156,321  (11,340,438)    (469,538)   2,308,184    (214,429)     105,290
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (435,435)  (1,625,032)  (1,136,894)  (1,416,694)  (2,589,167)    (51,378)    (621,793)
  .........................................................................................................................
  Net loan withdrawals                 (386,891)  (1,351,545)    (359,850)    (580,483)  (1,900,043)      5,850    (459,422)
  .........................................................................................................................
  Cost of insurance                    (586,156)  (2,327,744)    (942,216)  (1,479,819)  (2,705,825)    (66,258)  (1,180,844)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     (2,854,451)   1,504,080      904,472     (424,040)   1,416,560    (229,858)     524,052
  .........................................................................................................................
  Total increase (decrease) in net
    assets                           (1,474,059)    (569,742)   1,860,739     (293,388)  17,527,872     (76,709)    (184,540)
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                18,485,100   72,739,943   22,849,239   39,886,336   81,208,919   2,643,247  38,142,071
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $17,011,041  $72,170,201  $24,709,978  $39,592,948  $98,736,791  $2,566,538 $37,957,531
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   145,899
  ................................
  Capital gains income                2,336,911
  ................................
  Net realized (loss) gain on
    security transactions                 5,725
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (5,237,640)
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                       (2,749,105)
  ................................
 UNIT TRANSACTIONS:
  Purchases                           1,921,016
  ................................
  Net transfers                         157,544
  ................................
  Surrenders for benefit payments
    and fees                           (576,480)
  ................................
  Net loan withdrawals                 (413,727)
  ................................
  Cost of insurance                    (616,815)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        471,538
  ................................
  Total increase (decrease) in net
    assets                           (2,277,567)
  ................................
 NET ASSETS:
  Beginning of period                22,407,902
 ---------------------------------------------------------------------------
  END OF PERIOD                     $20,130,335
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International Small      MidCap      Fidelity    Fidelity
 September 30, 2000                 and Growth   and Income   Advisers     Company     Fund        VIP         VIP
                                    Fund         Fund         Fund         Fund        Sub-Account Equity-Income Overseas
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account             Portfolio   Portfolio
                                                                                                   Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    19,870   $     29     $  2,444    $       --  $       --  $  297,954  $   86,020
  .......................................................................................................................
  Capital gains income                2,182,255      6,072       13,244       315,709     167,921   1,122,524     541,692
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (67,352)    (6,631)         939        14,608      39,599      (3,338)    (14,456)
  .......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (963,058)       475      (26,270)     (478,383)    730,167    (805,353) (1,389,503)
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,171,715        (55)      (9,643)     (148,066)    937,687     611,787    (776,247)
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,532,106     82,875       54,818       328,820     333,299   1,649,180     635,375
  .......................................................................................................................
  Net transfers                        (626,948)   389,163       41,573     1,112,504   3,493,473  (1,783,406)    133,118
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                           (879,695)   (26,048)      (3,587)      (92,056)    (65,290) (1,002,758)   (206,572)
  .......................................................................................................................
  Net loan withdrawals                 (290,087)   (37,887)      (4,435)      (78,042)   (132,199)   (167,326)    (54,832)
  .......................................................................................................................
  Cost of insurance                    (833,291)   (34,842)     (13,687)      (83,747)   (133,455)   (547,135)   (228,668)
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        (97,915)   373,261       74,682     1,187,479   3,495,828  (1,851,445)    278,421
  .......................................................................................................................
  Total increase (decrease) in net
    assets                            1,073,800    373,206       65,039     1,039,413   4,433,515  (1,239,658)   (497,826)
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                24,540,832    342,699      147,257     1,908,206   1,362,743  18,081,311   6,235,286
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $25,614,632   $715,905     $212,296    $2,947,619  $5,796,258  $16,841,653 $5,737,460
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   91,022
  ................................
  Capital gains income                 214,442
  ................................
  Net realized (loss) gain on
    security transactions                6,263
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (315,109)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (3,382)
  ................................
 UNIT TRANSACTIONS:
  Purchases                            296,347
  ................................
  Net transfers                       (144,635)
  ................................
  Surrenders for benefit payments
    and fees                           (31,481)
  ................................
  Net loan withdrawals                 (34,340)
  ................................
  Cost of insurance                   (100,038)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (14,147)
  ................................
  Total increase (decrease) in net
    assets                             (17,529)
  ................................
 NET ASSETS:
  Beginning of period                2,950,976
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,933,447
 ------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets & Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 35,675
  Cost $495,789
  .........................................................................................................................
    Market Value:                   $  400,629   $       --    $     --   $        --  $        -- $        --  $       --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 168,039
  Cost $1,807,050
  .........................................................................................................................
    Market Value:                           --    1,549,316          --            --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 23,633
  Cost $242,759
  .........................................................................................................................
    Market Value:                           --           --     246,492            --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 768,152
  Cost $12,614,310
  .........................................................................................................................
    Market Value:                           --           --          --    13,204,540           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 1,912,156
  Cost $35,453,821
  .........................................................................................................................
    Market Value:                           --           --          --            --   41,704,128          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 2,235,395
  Cost $54,669,422
  .........................................................................................................................
    Market Value:                           --           --          --            --           --  55,437,796          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 82,112
  Cost $981,212
  .........................................................................................................................
    Market Value:                           --           --          --            --           --          --   1,209,516
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --        1,150          49            --           --          --          --
  .........................................................................................................................
 Receivable from fund shares sold    2,339,991           --          --        12,882       21,030         557          --
  .........................................................................................................................
 Total Assets                        2,740,620    1,550,466     246,541    13,217,422   41,725,158  55,438,353   1,209,516
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                            2,340,483           --          --        14,626       13,662         445          90
  .........................................................................................................................
 Payable for fund shares purchased          --        1,150          49            --           --          --          49
  .........................................................................................................................
 TOTAL LIABILITIES                   2,340,483        1,150          49        14,626       13,662         445         139
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $  400,137   $1,549,316    $246,492   $13,202,796  $41,711,496 $55,437,908  $1,209,377
 --------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth      Growth and   New        Sub-Account  Market
                                                              Sub-Account Income       Opportunities           Sub-Account
                                                                          Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 1,293,526
  Cost $15,176,821
  ........................................................................................................................
    Market Value:                   $12,391,980  $       --   $       --   $      --   $      --  $       --   $       --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 788,785
  Cost $10,295,428
  ........................................................................................................................
    Market Value:                            --   9,654,733           --          --          --          --           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 76,105
  Cost $1,385,453
  ........................................................................................................................
    Market Value:                            --          --    1,374,454          --          --          --           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 42,457
  Cost $579,281
  ........................................................................................................................
    Market Value:                            --          --           --     541,326          --          --           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 120,067
  Cost $2,385,586
  ........................................................................................................................
    Market Value:                            --          --           --          --   2,023,129          --           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 108,801
  Cost $1,433,117
  ........................................................................................................................
    Market Value:                            --          --           --          --          --   1,580,884           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,519,225
  Cost $1,519,225
  ........................................................................................................................
    Market Value:                            --          --           --          --          --          --    1,519,225
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --         659          369           1          --           1          341
  ........................................................................................................................
 Receivable from fund shares sold         4,213          --           --          --         228          --
  ........................................................................................................................
 Total Assets                        12,396,193   9,655,392    1,374,823     541,327   2,023,357   1,580,885    1,519,576
  ........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                 4,237          --           --          --         234          --           --
  ........................................................................................................................
 Payable for fund shares purchased           --         444          421          --          --          --           --
  ........................................................................................................................
 TOTAL LIABILITIES                        4,237         444          421          --         234          --           --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,391,956  $9,654,948   $1,374,402   $ 541,327   $2,023,123 $1,580,885   $1,519,576
 -------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New          OTC &       Utilities  Vista        Voyager
                                    Opportunities Value       Emerging    Growth     Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account  Growth      and Income
                                                              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 1,375,702
  Cost $30,790,050
  ............................................................................................................
    Market Value:                   $57,738,219   $      --   $       --  $       -- $       --   $         --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 72,956
  Cost $852,562
  ............................................................................................................
    Market Value:                            --     899,548           --          --         --             --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 165,579
  Cost $3,630,935
  ............................................................................................................
    Market Value:                            --          --    3,071,496          --         --             --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 271,764
  Cost $3,803,778
  ............................................................................................................
    Market Value:                            --          --           --   4,807,506         --             --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 70,963
  Cost $1,610,830
  ............................................................................................................
    Market Value:                            --          --           --          --  1,759,171             --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 1,786,482
  Cost $66,105,115
  ............................................................................................................
    Market Value:                            --          --           --          --         --    102,204,650
 -------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --          51           --         233         --             --
  ............................................................................................................
 Receivable from fund shares sold        25,003          --    3,607,883          --         --         87,892
  ............................................................................................................
 Total Assets                        57,763,222     899,599    6,679,379   4,807,739  1,759,171    102,292,542
  ............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                27,106          --    3,607,657          --        379         96,089
  ............................................................................................................
 Payable for fund shares purchased           --          --           --         167         --             --
  ............................................................................................................
 TOTAL LIABILITIES                       27,106          --    3,607,657         167        379         96,089
 -------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $57,736,116   $ 899,599   $3,071,722  $4,807,572 $1,758,792   $102,196,453
 -------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
   Asia Pacific Growth Fund                       26,791   $14.935338  $   400,137
  .................................................................................
   Diversified Income Fund                       118,148    13.113302    1,549,316
  .................................................................................
   George Putnam Fund of Boston                   22,326    11.040569      246,492
  .................................................................................
   Global Asset Allocation Fund                  578,689    22.815002   13,202,796
  .................................................................................
   Global Growth Fund                          1,264,749    32.980056   41,711,496
  .................................................................................
   Growth and Income Fund                      2,061,916    26.886600   55,437,908
  .................................................................................
   Health Sciences Fund                           79,819    15.151502    1,209,377
  .................................................................................
   High Yield Fund                               769,010    16.114172   12,391,956
  .................................................................................
   Income Fund                                   639,476    15.098227    9,654,948
  .................................................................................
   International Growth Fund                      95,027    14.463235    1,374,402
  .................................................................................
   International Growth and Income Fund           45,710    11.842557      541,327
  .................................................................................
   International New Opportunities Fund          135,353    14.947040    2,023,123
  .................................................................................
   Investors Fund                                113,325    13.949961    1,580,885
  .................................................................................
   Money Market Fund                           1,071,545     1.418117    1,519,576
  .................................................................................
   New Opportunities Fund                      1,444,485    39.970028   57,736,116
  .................................................................................
   New Value Fund                                 75,631    11.894540      899,599
  .................................................................................
   OTC & Emerging Markets Fund                   153,250    20.043914    3,071,722
  .................................................................................
   Utilities Growth and Income Fund              194,917    24.664702    4,807,572
  .................................................................................
   Vista Fund                                     89,475    19.656868    1,758,792
  .................................................................................
   Voyager Fund                                2,286,728    44.691134  102,196,453
  .................................................................................
 GRAND TOTAL:                                                          $313,313,993
 ----------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 21,001     $125,850     $   --    $  233,187  $   310,765 $  952,184    $     --
  ......................................................................................................................
  Capital gains income                     --           --         --     1,217,833    7,744,714  4,483,122          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions             864,555       (1,420)      (414)          492      (20,261)    (78,212)   (81,673)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (182,821)    (113,996)    10,287    (1,704,620) (15,629,793) (3,295,466)   216,245
  ......................................................................................................................
  Net gain (loss) on investments      681,734     (115,416)     9,873    (1,704,128) (15,650,054) (3,373,678)   134,572
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $702,735     $ 10,434     $9,873    $ (253,108) $(7,594,575) $2,061,628   $134,572
 -----------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money
 September 30, 2000                 Fund          Sub-Account Growth      Growth and  New         Sub-Account  Market
                                    Sub-Account               Sub-Account Income      Opportunities            Sub-Account
                                                                          Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $1,432,208    $602,537    $ 17,902    $ 11,927   $     937    $     --     $  100,517
  ..........................................................................................................................
  Capital gains income                       --          --      77,647      26,144      88,002          --             --
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized gain (loss) on
    security transactions                (1,732)      2,974     107,527      (5,194)     (8,122)     (3,038)            --
  ..........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period    (1,724,656)   (159,680)   (206,746)    (52,436)   (654,516)    (46,320)            --
  ..........................................................................................................................
  Net (loss) on investments          (1,726,388)   (156,706)    (99,219)    (57,630)   (662,638)    (49,358)            --
 ---------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $ (294,180)   $445,831    $ (3,670)   $(19,559)  $(573,699)   $(49,358)    $  100,517
 ---------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New         New        OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities Value    Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account Sub-Account Growth     and
                                                           Sub-Account Income
                                                                       Sub-Account
 --------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $      --   $  5,119   $      --   $137,464    $    --    $    32,244
  .......................................................................................................
  Capital gains income              4,478,064     18,127      33,841    242,668      8,644     13,681,198
  .......................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .......................................................................................................
  Net realized (loss) gain on
    security transactions            (116,835)  (159,629)    256,733      3,151     (9,127)      (348,141)
  .......................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period               (2,500,219)   50,435    (923,460)   224,295     96,671    (15,666,200)
  .......................................................................................................
  Net (loss) gain on investments    (2,617,054) (109,194)   (666,727)   227,446     87,544    (16,014,341)
 --------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $1,861,010  $(85,948)  $(632,886)  $607,578    $96,188    $(2,300,899)
 --------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global      Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   21,001    $  125,850    $     --    $   233,187   $   310,765 $   952,184  $       --
  ............................................................................................................................
  Capital gains income                      --            --          --      1,217,833     7,744,714   4,483,122          --
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions              864,555        (1,420)       (414)           492       (20,261)     (78,212)    (81,673)
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (182,821)     (113,996)     10,287     (1,704,620)  (15,629,793)  (3,295,466)    216,245
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         702,735        10,434       9,873       (253,108)   (7,594,575)   2,061,628    134,572
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            110,999       208,600      37,395        822,030     3,017,223   4,855,678     112,956
  ............................................................................................................................
  Net transfers                     (2,126,170)       65,947      53,322       (352,048)      600,369   3,271,020     741,022
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (13,459)      (15,544)     (6,429)      (162,943)   (1,158,729)  (1,911,249)    (13,472)
  ............................................................................................................................
  Net loan activity                    (19,678)      (17,554)     (5,199)       (75,065)     (958,539)    (521,248)     (9,273)
  ............................................................................................................................
  Cost of insurance                    (19,530)      (61,151)    (10,309)      (320,393)   (1,225,155)  (1,592,935)    (27,900)
  ............................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                    (2,067,838)      180,298      68,780        (88,419)      275,169   4,101,266     803,333
  ............................................................................................................................
  Total (decrease) increase in net
    assets                          (1,365,103)      190,732      78,653       (341,527)   (7,319,406)   6,162,894    937,905
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                1,765,240     1,358,584     167,839     13,544,323    49,030,902  49,275,014     271,472
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $  400,137    $1,549,316    $246,492    $13,202,796   $41,711,496 $55,437,908  $1,209,377
 -----------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield     Income       International International International Investors  Money
 September 30, 2000                 Sub-Account    Sub-Account  Growth       Growth       New          Sub-Account   Market
                                                                Sub-Account  and Income   Opportunities              Sub-Account
                                                                             Sub-Account  Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 1,432,208   $  602,537   $   17,902    $ 11,927    $      937    $       --    $   100,517
  ................................................................................................................................
  Capital gains income                        --           --       77,647      26,144        88,002            --             --
  ................................................................................................................................
  Net realized (loss) gain on
    security transactions                 (1,732)       2,974      107,527      (5,194)       (8,122)       (3,038)            --
  ................................................................................................................................
  Net unrealized (depreciation) of
    investments during the period     (1,724,656)    (159,680)    (206,746)    (52,436)     (654,516)      (46,320)            --
  ................................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                          (294,180)     445,831       (3,670)    (19,559)     (573,699)      (49,358)       100,517
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,634,012      748,288      140,045      61,271       190,628       266,977         98,395
  ................................................................................................................................
  Net transfers                         (282,836)    (410,503)     683,015     388,727     1,495,447       484,757       (865,869)
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                            (415,975)    (128,216)     (17,996)     (3,162)       (4,095)      (19,323)        (3,872)
  ................................................................................................................................
  Net loan activity                     (205,890)    (159,033)      (3,661)     (4,312)      (21,385)      (40,461)      (103,205)
  ................................................................................................................................
  Cost of insurance                     (426,694)    (264,843)     (37,659)    (14,398)      (59,190)      (59,671)       (77,566)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         302,617     (214,307)     763,744     428,126     1,601,405       632,279       (952,117)
  ................................................................................................................................
  Total increase (decrease) in net
    assets                                 8,437      231,524      760,074     408,567     1,027,706       582,921       (851,600)
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                 12,383,519    9,423,424      614,328     132,760       995,417       997,964      2,371,176
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $12,391,956   $9,654,948   $1,374,402    $541,327    $2,023,123    $1,580,885    $ 1,519,576
 ---------------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New            New          OTC &        Utilities    Vista        Voyager
 September 30, 2000                 Opportunities  Value        Emerging     Growth       Sub-Account  Sub-Account
                                    Sub-Account    Sub-Account  Growth       and Income
                                                                Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $        --    $  5,119    $       --   $  137,464   $       --   $     32,244
  .................................................................................................................
  Capital gains income                 4,478,064      18,127        33,841      242,668        8,644     13,681,198
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (116,835)   (159,629)      256,733        3,151       (9,127)      (348,141)
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (2,500,219)     50,435      (923,460)     224,295       96,671    (15,666,200)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         1,861,010     (85,948)     (632,886)     607,578       96,188     (2,300,899)
 UNIT TRANSACTIONS:
  Purchases                            3,593,808      70,585       242,909      310,095       82,277      5,607,226
  .................................................................................................................
  Net transfers                        2,806,694     688,718       101,638     (175,346)   1,356,700        657,574
  .................................................................................................................
  Surrenders for benefit payments
    and fees                          (1,768,320)      1,843       (91,128)     (70,812)         315     (2,925,578)
  .................................................................................................................
  Net loan activity                     (828,704)    (18,518)      (65,412)     (40,468)      11,372     (1,574,919)
  .................................................................................................................
  Cost of insurance                   (1,537,760)    (19,986)     (115,289)    (125,900)     (27,541)    (2,746,273)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       2,265,718     722,642        72,718     (102,431)   1,423,123       (981,970)
  .................................................................................................................
  Total increase (decrease) in net
    assets                             4,126,728     636,694      (560,168)     505,147    1,519,311     (3,282,869)
 NET ASSETS:
  Beginning of period                 53,609,388     262,905     3,631,890    4,302,425      239,481    105,479,322
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $57,736,116    $899,599    $3,071,722   $4,807,572   $1,758,792   $102,196,453
 ------------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account VL I and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money        Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market Fund  Fund         Appreciation Securities  Sub-Account
                                                              Sub-Account  Sub-Account  Fund        Fund
                                                                                        Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 18,599,285
  Cost $19,333,868
  ..........................................................................................................................
    Market Value                    $18,485,123  $        --  $        --  $        --  $        -- $       --   $        --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 10,177,147
  Cost $48,640,156
  ..........................................................................................................................
    Market Value                             --   72,740,016           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 22,848,052
  Cost $22,848,052
  ..........................................................................................................................
    Market Value                             --           --   22,848,052           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 13,453,423
  Cost $31,687,173
  ..........................................................................................................................
    Market Value                             --           --           --   39,886,360           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 13,323,038
  Cost $52,858,628
  ..........................................................................................................................
    Market Value                             --           --           --           --   81,209,088         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 2,542,832
  Cost $2,711,678
  ..........................................................................................................................
    Market Value                             --           --           --           --           --  2,643,254            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 9,105,763
  Cost $24,525,644
  ..........................................................................................................................
    Market Value                             --           --           --           --           --         --    38,142,036
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 11,944,948
  Cost $15,654,730
  ..........................................................................................................................
    Market Value                             --           --           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 6,692       76,112           --       19,634       29,928         --        17,026
  ..........................................................................................................................
 Receivable from fund shares sold            --           --    1,272,035           --           --         --            --
  ..........................................................................................................................
 TOTAL ASSETS                        18,491,815   72,816,128   24,120,087   39,905,994   81,239,016  2,643,254    38,159,062
  ..........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --           --    1,270,848           --           --          7            --
  ..........................................................................................................................
 Payable for fund shares purchased        6,715       76,185           --       19,658       30,097         --        16,991
  ..........................................................................................................................
 TOTAL LIABILITIES                        6,715       76,185    1,270,848       19,658       30,097          7        16,991
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $18,485,100  $72,739,943  $22,849,239  $39,886,336  $81,208,919 $2,643,247   $38,142,071
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         12,701,237   19,353,316   16,706,104   14,860,631   23,952,141  1,808,038    10,641,936
 Unit Values                        $  1.455378  $  3.758526  $  1.367718  $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 ---------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 18,599,285
  Cost $19,333,868
  ................................
    Market Value
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 10,177,147
  Cost $48,640,156
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 22,848,052
  Cost $22,848,052
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 13,453,423
  Cost $31,687,173
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 13,323,038
  Cost $52,858,628
  ................................
    Market Value                             --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 2,542,832
  Cost $2,711,678
  ................................
    Market Value                             --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 9,105,763
  Cost $24,525,644
  ................................
    Market Value                             --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 11,944,948
  Cost $15,654,730
  ................................
    Market Value                     22,407,947
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                12,126
  ................................
 Receivable from fund shares sold            --
  ................................
 TOTAL ASSETS                        22,420,073
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --
  ................................
 Payable for fund shares purchased       12,171
  ................................
 TOTAL LIABILITIES                       12,171
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $22,407,902
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,429,518
 Unit Values                        $  2.376357
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small       MidCap Fund  Fidelity    Fidelity
                                    and Growth   Income Fund  Advisers     Company      Sub-Account  VIP Equity- VIP
                                    Fund         Sub-Account  Fund         Fund                      Income      Overseas
                                    Sub-Account               Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                     Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 11,420,548
  Cost $21,262,462
  ..........................................................................................................................
    Market Value                    $24,540,793   $      --    $      --   $       --   $       --   $        -- $       --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND - CLASS IA
  Shares 239,374
  Cost $313,340
  ..........................................................................................................................
    Market Value                             --     342,699           --           --           --            --         --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 105,433
  Cost $127,834
  ..........................................................................................................................
    Market Value                             --          --      147,257           --           --            --         --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 872,212
  Cost $1,396,566
  ..........................................................................................................................
    Market Value                             --          --           --    1,908,206           --            --         --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 663,622
  Cost $1,094,205
  ..........................................................................................................................
    Market Value                             --          --           --           --    1,362,746            --         --
 ---------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 703,207
  Cost $15,421,868
  ..........................................................................................................................
    Market Value                             --          --           --           --           --    18,079,454         --
 ---------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 227,189
  Cost $4,430,420
  ..........................................................................................................................
    Market Value                             --          --           --           --           --            --  6,234,055
 ---------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 158,060
  Cost $2,627,413
  ..........................................................................................................................
    Market Value                             --          --           --           --           --            --         --
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                34,037          --           --           --           --        35,721      1,420
  ..........................................................................................................................
 Receivable from fund shares sold            --          --           --        3,172        2,627            --         --
  ..........................................................................................................................
 Total Assets                        24,574,830     342,699      147,257    1,911,378    1,365,373    18,115,175  6,235,475
  ..........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --          --           --        3,172        2,630            --         --
  ..........................................................................................................................
 Payable for fund shares purchased       33,998          --           --           --           --        33,864        189
  ..........................................................................................................................
 TOTAL LIABILITIES                       33,998          --           --        3,172        2,630        33,864        189
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $24,540,832   $ 342,699    $ 147,257   $1,908,206   $1,362,743   $18,081,311 $6,235,286
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         10,014,941     244,405      118,675    1,069,060      813,327     8,679,531  2,858,962
 Unit Values                        $  2.450422   $1.402176    $1.240838   $ 1.784939   $ 1.675516   $  2.083213 $ 2.180961
 ---------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 11,420,548
  Cost $21,262,462
  ................................
    Market Value                    $       --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND - CLASS IA
  Shares 239,374
  Cost $313,340
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 105,433
  Cost $127,834
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 872,212
  Cost $1,396,566
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 663,622
  Cost $1,094,205
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 703,207
  Cost $15,421,868
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 227,189
  Cost $4,430,420
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 158,060
  Cost $2,627,413
  ................................
    Market Value                     2,950,977
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  279
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        2,951,256
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --
  ................................
 Payable for fund shares purchased         280
  ................................
 TOTAL LIABILITIES                         280
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $2,950,976
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         1,516,718
 Unit Values                        $ 1.945633
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities  Sub-Account
                                                              Fund        Sub-Account  Fund        Fund
                                                              Sub-Account              Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $1,003,435  $   498,051  $1,145,825  $  833,700   $   244,683 $  147,468   $  358,276
  .........................................................................................................................
  Capital gains income                  49,287     4,831,542        579    2,827,247     3,889,973         --      510,748
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized (loss) gain on
    security transactions               (8,622)       24,190         --       19,707       144,049     (1,430)       3,462
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period               (1,290,579)    6,361,493         --       79,598    17,700,572   (117,153)   5,395,124
  .........................................................................................................................
  Net (loss) gain on investments    (1,299,201)    6,385,683         --       99,305    17,844,621   (118,583)   5,398,586
 --------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(246,479)  $11,715,276  $1,146,404  $3,760,252   $21,979,277 $   28,885   $6,267,610
 --------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  215,427
  ................................
  Capital gains income                      --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              332,449
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                5,882,813
  ................................
  Net (loss) gain on investments     6,215,262
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $6,430,689
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
 December 31, 1999                  and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  393,538     $   926      $ 2,625     $     --    $      --   $  242,891 $  118,924
  ........................................................................................................................
  Capital gains income                 903,512       2,132           --        2,440       51,503      536,917    191,813
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions               (9,128)     (1,830)         131        2,099         (575)     (17,317)    529,176
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (98,307)     28,644       18,289      480,688      261,154      269,024  1,340,373
  ........................................................................................................................
  Net gain (loss) on investments      (107,435)     26,814       18,420      482,787      260,579      251,707  1,869,549
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS        $1,189,615     $29,872      $21,045     $485,227    $ 312,082   $1,031,515 $2,180,286
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 81,026
  ................................
  Capital gains income                102,633
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               1,290
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 104,976
  ................................
  Net gain (loss) on investments      106,266
 ------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $289,925
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $ 1,003,435  $   498,051   $ 1,145,825  $   833,700   $   244,683 $   147,468  $   358,276
  ............................................................................................................................
  Capital gains income                   49,287    4,831,542           579    2,827,247     3,889,973          --      510,748
  ............................................................................................................................
  Net realized (loss) gain on
    security transactions                (8,622)      24,190            --       19,707       144,049      (1,430)       3,462
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,290,579)   6,361,493            --       79,598    17,700,572    (117,153)   5,395,124
  ............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (246,479)  11,715,276     1,146,404    3,760,252    21,979,277      28,885    6,267,610
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,265,567    8,456,024    24,230,194    4,995,321     9,387,785     625,063    4,016,335
  ............................................................................................................................
  Net transfers                      10,688,936    1,601,175   (19,300,557)   1,297,298    (2,660,260)     426,413   1,537,214
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (160,632)  (2,223,564)   (3,882,409)  (1,412,715)   (2,246,879)     (24,433)    (836,820)
  ............................................................................................................................
  Net loan activity                    (273,041)    (745,624)     (461,767)    (488,390)   (1,096,388)      14,463    (289,827)
  ............................................................................................................................
  Cost of insurance                    (639,068)  (2,852,500)   (1,509,608)  (1,905,222)   (2,984,592)     (90,981)  (1,392,082)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     11,881,762    4,235,511      (924,147)   2,486,292       399,666     950,525    3,034,820
  ............................................................................................................................
  Net increase in net assets         11,635,283   15,950,787       222,257    6,246,544    22,378,943     979,410    9,302,430
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 6,849,817   56,789,156    22,626,982   33,639,792    58,829,976   1,663,837   28,839,641
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $18,485,100  $72,739,943   $22,849,239  $39,886,336   $81,208,919 $ 2,643,247  $38,142,071
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 -------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   215,427
  ................................
  Capital gains income                       --
  ................................
  Net realized (loss) gain on
    security transactions               332,449
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 5,882,813
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                        6,430,689
  ................................
 UNIT TRANSACTIONS:
  Purchases                           2,949,287
  ................................
  Net transfers                      (3,664,980)
  ................................
  Surrenders for benefit payments
    and fees                           (610,721)
  ................................
  Net loan activity                    (396,381)
  ................................
  Cost of insurance                    (796,284)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     (2,519,079)
  ................................
  Net increase in net assets          3,911,610
  ................................
 NET ASSETS:
  Beginning of period                18,496,292
 --------------------------------------------------------------------------
  END OF PERIOD                     $22,407,902
 ---------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and  International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income      Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Fund        Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account  Sub-Account Sub-Account                           Portfolio    Portfolio
                                                                                                   Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   393,538   $    926    $   2,625    $       --   $       -- $   242,891  $  118,924
  .........................................................................................................................
  Capital gains income                  903,512      2,132           --         2,440       51,503     536,917     191,813
  .........................................................................................................................
  Net realized (loss) gain on
    security transactions                (9,128)    (1,830)         131         2,099         (575)     (17,317)    529,176
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   (98,307)    28,644       18,289       480,688      261,154     269,024   1,340,373
  .........................................................................................................................
  Net increase in net assets
    resulting from operations         1,189,615     29,872       21,045       485,227      312,082   1,031,515   2,180,286
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,848,968     40,452        3,088        87,710      149,645   2,479,043   1,231,714
  .........................................................................................................................
  Net transfers                         (82,113)   272,319      110,867     1,208,187      891,911      44,800  (3,895,647)
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (655,074)    (1,403)      (2,012)       (5,049)      (8,029)    (482,465)   (356,160)
  .........................................................................................................................
  Net loan activity                    (390,798)        (4)          --        (6,915)      (2,839)    (164,909)   (146,964)
  .........................................................................................................................
  Cost of insurance                  (1,127,592)   (10,287)      (7,309)      (21,610)     (32,391)    (821,815)   (355,633)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      1,593,391    301,077      104,634     1,262,323      998,297   1,054,654  (3,522,690)
  .........................................................................................................................
  Net increase (decrease) in net
    assets                            2,783,006    330,949      125,679     1,747,550    1,310,379   2,086,169  (1,342,404)
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                21,757,826     11,750       21,578       160,656       52,364  15,995,142   7,577,690
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $24,540,832   $342,699    $ 147,257    $1,908,206   $1,362,743 $18,081,311  $6,235,286
 --------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   81,026
  ................................
  Capital gains income                 102,633
  ................................
  Net realized (loss) gain on
    security transactions                1,290
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  104,976
  ................................
  Net increase in net assets
    resulting from operations          289,925
  ................................
 UNIT TRANSACTIONS:
  Purchases                            369,373
  ................................
  Net transfers                         99,073
  ................................
  Surrenders for benefit payments
    and fees                           (47,199)
  ................................
  Net loan activity                    (19,055)
  ................................
  Cost of insurance                   (132,619)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       269,573
  ................................
  Net increase (decrease) in net
    assets                             559,498
  ................................
 NET ASSETS:
  Beginning of period                2,391,478
 ----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,950,976
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   331,394  $   426,569   $ 1,322,027  $   662,962   $   310,421 $  102,546   $   234,014
  ............................................................................................................................
  Capital gains income                       --    1,117,421           440      796,015     2,575,286         --       458,685
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                71,193     (135,795)           --      (51,519)       (4,284)      9,356      (28,044)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   185,585   10,569,607            --    4,603,991     4,194,822    (17,750)    4,990,372
  ............................................................................................................................
  Net increase in net assets
    resulting from operations           588,172   11,977,802     1,322,467    6,011,449     7,076,245     94,152     5,655,027
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,838,524    6,958,503    61,057,739    4,790,269     9,637,115    210,954     3,852,289
  ............................................................................................................................
  Net transfers                      (1,406,522)  12,649,168   (62,188,027)   4,065,052    10,261,936    103,107     2,901,707
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                            (97,508)  (1,360,527)   (1,774,809)  (1,153,292)   (1,873,503)     10,697     (889,933)
  ............................................................................................................................
  Net loan activity                    (146,115)    (537,841)   (2,292,059)    (554,217)     (801,337)   (192,976)    (135,969)
  ............................................................................................................................
  Cost of insurance                    (358,266)  (1,755,336)   (1,910,006)  (1,265,069)   (1,991,294)    (44,114)    (857,070)
  ............................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                       (169,887)  15,953,967    (7,107,162)   5,882,743    15,232,917     87,668     4,871,024
  ............................................................................................................................
  Net increase (decrease) in net
    assets                              418,285   27,931,769    (5,784,695)  11,894,192    22,309,162    181,820    10,526,051
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 6,431,532   28,857,387    28,411,677   21,745,600    36,520,814  1,482,017    18,313,590
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $ 6,849,817  $56,789,156   $22,626,982  $33,639,792   $58,829,976 $1,663,837   $28,839,641
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 -------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   238,928
  ................................
  Capital gains income                  863,200
  ................................
  Net realized gain (loss) on
    security transactions                35,100
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   808,400
  ................................
  Net increase in net assets
    resulting from operations         1,945,628
  ................................
 UNIT TRANSACTIONS:
  Purchases                           3,475,235
  ................................
  Net transfers                       4,383,777
  ................................
  Surrenders for benefit payments
    and fees                           (862,986)
  ................................
  Net loan activity                    (300,291)
  ................................
  Cost of insurance                    (641,581)
  ................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                      6,054,154
  ................................
  Net increase (decrease) in net
    assets                            7,999,782
  ................................
 NET ASSETS:
  Beginning of period                10,496,510
 --------------------------------------------------------------------------
  END OF PERIOD                     $18,496,292
 ---------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   339,438   $      42      $    --     $      --    $      --  $   155,210  $   47,702
  ...........................................................................................................................
  Capital gains income                  480,886          --           --            --           --      552,364     140,597
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                  (251)          3           17       165,038           --       (4,853)      9,814
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period     1,697,176         714        1,133        30,952        7,387      701,127     379,546
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations         2,517,249         759        1,150       195,990        7,387    1,403,848     577,659
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,822,100       1,229        1,630         5,974        1,848    2,918,513   1,507,008
  ...........................................................................................................................
  Net transfers                       5,421,686       9,925       19,068       (33,766)      43,693    2,162,849   3,697,147
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (709,634)        (85)         (91)       (1,127)        (131)    (307,937)   (128,400)
  ...........................................................................................................................
  Net loan activity                    (324,543)         --           --           (44)          --     (195,032)   (112,297)
  ...........................................................................................................................
  Cost of insurance                    (752,950)        (78)        (179)       (6,371)        (433)    (588,614)   (219,366)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      7,456,659      10,991       20,428       (35,334)      44,977    3,989,779   4,744,092
  ...........................................................................................................................
  Net increase in net assets          9,973,908      11,750       21,578       160,656       52,364    5,393,627   5,321,751
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                11,783,918          --           --            --           --   10,601,515   2,255,939
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $21,757,826   $  11,750      $21,578     $ 160,656    $  52,364  $15,995,142  $7,577,690
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   47,628
  ................................
  Capital gains income                 142,885
  ................................
  Net realized gain (loss) on
    security transactions                  779
  ................................
  Net unrealized appreciation of
    investments during the period       80,467
  ................................
  Net increase in net assets
    resulting from operations          271,759
  ................................
 UNIT TRANSACTIONS:
  Purchases                            377,112
  ................................
  Net transfers                        438,799
  ................................
  Surrenders for benefit payments
    and fees                           (34,663)
  ................................
  Net loan activity                    (13,265)
  ................................
  Cost of insurance                    (84,019)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       683,964
  ................................
  Net increase in net assets           955,723
  ................................
 NET ASSETS:
  Beginning of period                1,435,755
 ----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,391,478
 ----------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998 to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account VL I and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 102,094
  Cost $1,677,538
  .........................................................................................................................
    Market Value:                   $1,765,200   $       --    $     --   $        --  $        -- $        --   $     --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 136,816
  Cost $1,502,322
  .........................................................................................................................
    Market Value:                           --    1,358,584          --            --           --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 16,818
  Cost $174,393
  .........................................................................................................................
    Market Value:                           --           --     167,839            --           --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 690,780
  Cost $11,251,352
  .........................................................................................................................
    Market Value:                           --           --          --    13,546,203           --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 1,607,842
  Cost $27,142,993
  .........................................................................................................................
    Market Value:                           --           --          --            --   49,023,092          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,838,619
  Cost $45,211,160
  .........................................................................................................................
    Market Value:                           --           --          --            --           --  49,275,000         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 25,855
  Cost $259,413
  .........................................................................................................................
    Market Value:                           --           --          --            --           --          --    271,472
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                            1,409,721        1,320          --            --           --      65,287         14
  .........................................................................................................................
 Receivable from fund shares sold           --           --          --        13,775        8,510          --         --
  .........................................................................................................................
 TOTAL ASSETS                        3,174,921    1,359,904     167,839    13,559,978   49,031,602  49,340,287    271,486
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --          --        15,655          700          --         --
  .........................................................................................................................
 Payable for fund shares purchased   1,409,681        1,320          --            --           --      65,273         14
  .........................................................................................................................
 TOTAL LIABILITIES                   1,409,681        1,320          --        15,655          700      65,273         14
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,765,240   $1,358,584    $167,839   $13,544,323  $49,030,902 $49,275,014   $271,472
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  High Yield   Income       International International International Investors  Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New           Sub-Account  Market
                                                              Sub-Account  Income       Opportunities              Sub-Account
                                                                           Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 1,116,640
  Cost $13,443,726
  ..............................................................................................................................
    Market Value:                   $12,383,542  $       --    $     --     $     --     $      --     $     --     $        --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 752,654
  Cost $9,904,246
  ..............................................................................................................................
    Market Value:                            --   9,423,231          --           --            --           --              --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 28,375
  Cost $418,581
  ..............................................................................................................................
    Market Value:                            --          --     614,327           --            --           --              --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 8,706
  Cost $118,278
  ..............................................................................................................................
    Market Value:                            --          --          --      132,760            --           --              --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 42,703
  Cost $703,347
  ..............................................................................................................................
    Market Value:                            --          --          --           --       995,406           --              --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 65,829
  Cost $803,879
  ..............................................................................................................................
    Market Value:                            --          --          --           --            --      997,967              --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 2,371,068
  Cost $2,371,068
  ..............................................................................................................................
    Market Value:                            --          --          --           --            --           --       2,371,068
 -------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 6,270       6,662           1           16         8,134           28              98
  ..............................................................................................................................
 Receivable from fund shares sold            --          --          --           --            --           --              10
  ..............................................................................................................................
 TOTAL ASSETS                        12,389,812   9,429,893     614,328      132,776     1,003,540      997,995       2,371,176
  ..............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --          --          --           --            --           --              --
  ..............................................................................................................................
 Payable for fund shares purchased        6,293       6,469          --           16         8,123           31              --
  ..............................................................................................................................
 TOTAL LIABILITIES                        6,293       6,469          --           16         8,123           31              --
 -------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,383,519  $9,423,424    $614,328     $132,760     $ 995,417     $997,964     $ 2,371,176
 -------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  New          New         OTC &       Utilities Growth  Vista        Voyager
                                    Opportunities Value      Emerging    and Income        Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      Sub-Account
                                                             Sub-Account
 -------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 1,231,273
  Cost $24,161,237
  ..................................................................................................................
    Market Value:                   $53,609,625   $     --   $       --     $       --      $      --   $         --
 -------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 22,167
  Cost $266,347
  ..................................................................................................................
    Market Value:                            --    262,899           --             --             --             --
 -------------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 159,366
  Cost $3,267,925
  ..................................................................................................................
    Market Value:                            --         --    3,631,946             --             --             --
 -------------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 253,524
  Cost $3,522,876
  ..................................................................................................................
    Market Value:                            --         --           --      4,302,309             --             --
 -------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 11,580
  Cost $187,809
  ..................................................................................................................
    Market Value:                            --         --           --             --        239,480             --
 -------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 1,592,290
  Cost $53,723,476
  ..................................................................................................................
    Market Value:                            --         --           --             --             --    105,489,211
 -------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --          6           28            224             61          5,348
  ..................................................................................................................
 Receivable from fund shares sold         1,732         --           --             --             --             --
  ..................................................................................................................
 TOTAL ASSETS                        53,611,357    262,905    3,631,974      4,302,533        239,541    105,494,559
  ..................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                 1,969         --           --             --             --             --
  ..................................................................................................................
 Payable for fund shares purchased           --         --           84            108             60         15,237
  ..................................................................................................................
 TOTAL LIABILITIES                        1,969         --           84            108             60         15,237
 -------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $53,609,388   $262,905   $3,631,890     $4,302,425      $ 239,481   $105,479,322
 -------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable Life Contracts:
  Asia Pacific Growth Fund                        79,533   $22.195177  $  1,765,240
  .................................................................................
  Diversified Income Fund                        104,487    13.002362     1,358,584
  .................................................................................
  George Putnam Fund of Boston                    15,887    10.564227       167,839
  .................................................................................
  Global Asset Allocation Fund                   582,401    23.255993    13,544,323
  .................................................................................
  Global Growth Fund                           1,260,424    38.900326    49,030,902
  .................................................................................
  Growth and Income Fund                       1,900,842    25.922728    49,275,014
  .................................................................................
  Health Sciences Fund                            25,135    10.800460       271,472
  .................................................................................
  High Yield Fund                                750,572    16.498765    12,383,519
  .................................................................................
  Income Fund                                    654,334    14.401541     9,423,424
  .................................................................................
  International Growth Fund                       39,205    15.669625       614,328
  .................................................................................
  International Growth and Income Fund            10,909    12.169641       132,760
  .................................................................................
  International New Opportunities Fund            50,284    19.795791       995,417
  .................................................................................
  Investors Fund                                  68,566    14.554810       997,964
  .................................................................................
  Money Market Fund                            1,745,429     1.358506     2,371,176
  .................................................................................
  New Opportunities Fund                       1,391,927    38.514515    53,609,388
  .................................................................................
  New Value Fund                                  24,710    10.639520       262,905
  .................................................................................
  OTC & Emerging Growth Fund                     148,834    24.402281     3,631,890
  .................................................................................
  Utilities Growth and Income Fund               200,172    21.493623     4,302,425
  .................................................................................
  Vista Fund                                      14,758    16.227448       239,481
  .................................................................................
  Voyager Fund                                 2,311,876    45.624982   105,479,322
  .................................................................................
 GRAND TOTAL                                                           $309,857,373
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George  Global      Global      Growth       Health
 December 31, 1999                  Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $     --     $97,311      $3,859    $  244,139  $   129,205 $   665,486    $ 226
  ......................................................................................................................
  Capital gains income                     --          --         212       685,048    2,690,495   3,320,919       --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions             769,641       4,632      12,573        21,824      122,593     (46,059)    (260)
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  87,477     (76,531)     (6,653)      504,123   16,269,773  (3,374,389)    (164)
  ......................................................................................................................
  Net gain (loss) on investments      857,118     (71,899)      5,920       525,947   16,392,366  (3,420,448)    (424)
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $857,118     $25,412      $9,991    $1,455,134  $19,212,066 $   565,957    $(198)
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield  Income      International International International Investors Money
 December 31, 1999                  Sub-Account Sub-Account* Growth     Growth and   New           Sub-Account  Market
                                                            Sub-Account Income       Opportunities              Sub-Account
                                                                        Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $869,372   $ 482,299    $     --     $    --      $     27     $     --     $72,286
  ........................................................................................................................
  Capital gains income                     --     143,890          --          --            --           --          --
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions              (8,086)     (8,133)      5,301         177         1,149         (962)         --
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (335,073)   (801,902)    189,549      12,287       291,403      184,285          --
  ........................................................................................................................
  Net (loss) gain on investments     (343,159)   (810,035)    194,850      12,464       292,552      183,323          --
  ........................................................................................................................
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $526,213   $(183,846)   $194,850     $12,464      $292,579     $183,323     $72,286
 -------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &       Utilities   Vista       Voyager
 December 31, 1999                  Opportunities Value       Emerging    Growth      Sub-Account Sub-Account
                                    Sub-Account   Sub-Account Growth      and Income
                                                              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $        --    $     2    $       --   $115,864    $    --    $    73,653
  ............................................................................................................
  Capital gains income                  437,296        341         9,092    121,681     16,964      5,906,409
  ............................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................
  Net realized (loss) gain on
    security transactions                13,486       (344)      736,703       (839)     2,078        (54,159)
  ............................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                21,241,134     (4,513)      360,370   (267,639)    47,168     32,497,732
  ............................................................................................................
  Net gain (loss) on investments     21,254,620     (4,857)    1,097,073   (268,478)    49,246     32,443,573
 -------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $21,691,916    $(4,514)   $1,106,165   $(30,933)   $66,210    $38,423,635
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia        Diversified The George  Global       Global      Growth       Health
 December 31, 1999                  Pacific     Income      Putnam      Asset        Growth      and Income   Sciences
                                    Growth      Sub-Account Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account             of Boston   Sub-Account
                                                            Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $       --  $   97,311   $  3,859   $   244,139  $   129,205 $   665,486   $    226
  ......................................................................................................................
  Capital gains income                      --          --        212       685,048    2,690,495   3,320,919         --
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions              769,641       4,632     12,573        21,824      122,593     (46,059)      (260)
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   87,477     (76,531)    (6,653)      504,123   16,269,773  (3,374,389)      (164)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         857,118      25,412      9,991     1,455,134   19,212,066     565,957       (198)
  ......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             21,940     247,868     21,168     1,129,158    4,444,858   7,009,591     95,416
  ......................................................................................................................
  Net transfers                        886,693    (265,171)   139,562      (200,249)  (2,017,326)     639,116   124,555
  ......................................................................................................................
  Surrenders for benefit payments
    and fees                            12,129     (84,623)    (3,201)     (488,684)  (1,005,816)  (2,133,166)   (54,890)
  ......................................................................................................................
  Net loan activity                        (11)    (21,727)      (916)      (74,888)    (614,259)    (621,297)    (2,626)
  ......................................................................................................................
  Cost of insurance                    (17,555)    (80,513)    (7,551)     (433,657)  (1,410,562)  (2,232,539)   (14,449)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       903,196    (204,166)   149,062       (68,320)    (603,105)   2,661,705   148,006
  ......................................................................................................................
  Total increase (decrease) in net
    assets                           1,760,314    (178,754)   159,053     1,386,814   18,608,961   3,227,662    147,808
  ......................................................................................................................
 NET ASSETS:
  Beginning of period                    4,926   1,537,338      8,786    12,157,509   30,421,941  46,047,352    123,664
 -----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,765,240  $1,358,584   $167,839   $13,544,323  $49,030,902 $49,275,014   $271,472
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield   Income       International International International Investors  Money
 December 31, 1999                  Sub-Account  Sub-Account* Growth       Growth and   New           Sub-Account  Market
                                                              Sub-Account  Income       Opportunities              Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   869,372  $  482,299    $     --     $     --      $     27     $     --    $   72,286
  .............................................................................................................................
  Capital gains income                       --     143,890          --           --            --           --            --
  .............................................................................................................................
  Net realized (loss) gain on
    security transactions                (8,086)     (8,133)      5,301          177         1,149         (962)           --
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (335,073)   (801,902)    189,549       12,287       291,403      184,285            --
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          526,213    (183,846)    194,850       12,464       292,579      183,323        72,286
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,509,553   1,482,153      38,064       30,798        48,934      116,791       175,971
  .............................................................................................................................
  Net transfers                       2,683,231   2,191,880     308,046       76,004       660,415      611,363     1,200,618
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (333,995)   (169,634)     (3,955)      (2,105)       (2,887)      (7,639)     (136,680)
  .............................................................................................................................
  Net loan activity                    (222,215)    (53,643)    (11,431)      (2,431)       (7,683)      (3,038)      (17,357)
  .............................................................................................................................
  Cost of insurance                    (541,752)   (373,477)    (12,864)      (4,393)       (7,849)     (29,422)      (79,379)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      4,094,822   3,077,279     317,860       97,873       690,930      688,055     1,143,173
  .............................................................................................................................
  Total increase (decrease) in net
    assets                            4,621,035   2,893,433     512,710      110,337       983,509      871,378     1,215,459
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 7,762,484   6,529,991     101,618       22,423        11,908      126,586     1,155,717
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $12,383,519  $9,423,424    $614,328     $132,760      $995,417     $997,964    $2,371,176
 ------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &       Utilities Growth  Vista        Voyager
 December 31, 1999                  Opportunities Value       Emerging    and Income        Sub-Account  Sub-Account
                                    Sub-Account   Sub-Account Growth      Sub-Account
                                                              Sub-Account
 ---------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $        --    $      2   $       --     $  115,864      $      --   $     73,653
  ....................................................................................................................
  Capital gains income                  437,296         341        9,092        121,681         16,964      5,906,409
  ....................................................................................................................
  Net realized gain (loss) on
    security transactions                13,486        (344)     736,703           (839)         2,078        (54,159)
  ....................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                21,241,134      (4,513)     360,370       (267,639)        47,168     32,497,732
  ....................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                       21,691,916      (4,514)   1,106,165        (30,933)        66,210     38,423,635
  ....................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,703,703      28,774       22,023        458,095         33,693      7,999,040
  ....................................................................................................................
  Net transfers                         149,433     227,891    2,521,188          4,060        121,046      1,293,445
  ....................................................................................................................
  Surrenders for benefit payments
    and fees                         (1,038,801)        (74)      (4,728)      (145,810)        (2,677)    (2,289,056)
  ....................................................................................................................
  Loan withdrawals                     (546,905)        (99)      (2,686)       (29,755)           (58)    (1,195,792)
  ....................................................................................................................
  Cost of insurance                  (1,495,145)     (6,613)     (30,104)      (172,471)        (4,323)    (2,956,587)
  ....................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      1,772,285     249,879    2,505,693        114,119        147,681      2,851,050
  ....................................................................................................................
  Total increase (decrease) in net
    assets                           23,464,201     245,365    3,611,858         83,186        213,891     41,274,685
  ....................................................................................................................
 NET ASSETS:
  Beginning of period                30,145,187      17,540       20,032      4,219,239         25,590     64,204,637
 ---------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $53,609,388    $262,905   $3,631,890     $4,302,425      $ 239,481   $105,479,322
 ---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George   Global       Global      Growth       Health
 December 31, 1998                  Pacific      Income      Putnam Fund  Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account of Boston    Allocation   Sub-Account Sub-Account  Sub-Account*
                                    Sub-Account*             Sub-Account* Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   --     $   44,660    $   27     $   229,958  $   554,987 $   592,084   $    101
  .........................................................................................................................
  Capital gains income                    --         18,969        --         987,748    2,774,936   3,865,126         --
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions             (1,950)           216         1          14,239       (7,956)      29,783        20
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    184        (90,075)       99         133,720    2,948,427   1,038,459     12,223
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (1,766)       (26,230)      127       1,365,665    6,270,394   5,525,452     12,344
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,047        429,937     1,797       1,222,858    5,019,364   7,070,954      4,436
  .........................................................................................................................
  Net transfers                        5,701        266,909     7,237         685,135    3,191,859   6,016,210    108,383
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                             (21)       (21,473)     (123)       (182,499)    (823,255)  (1,329,891)      (347)
  .........................................................................................................................
  Net loan activity                       --        (11,902)       --        (127,127)    (671,453)    (628,747)        (2)
  .........................................................................................................................
  Cost of insurance                      (35)       (55,844)     (252)       (330,869)  (1,015,926)  (1,562,683)    (1,150)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       6,692        607,627     8,659       1,267,498    5,700,589   9,565,843    111,320
  .........................................................................................................................
  Total increase (decrease) in net
    assets                             4,926        581,397     8,786       2,633,163   11,970,983  15,091,295    123,664
  .........................................................................................................................
 NET ASSETS:
  .........................................................................................................................
  Beginning of period                     --        955,941        --       9,524,346   18,450,958  30,956,057         --
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $4,926     $1,537,338    $8,786     $12,157,509  $30,421,941 $46,047,352   $123,664
 --------------------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield  Income        International International International Investors  Money
 December 31, 1998                  Sub-Account Sub-Account** Growth       Growth and   New           Sub-Account* Market
                                                              Sub-Account* Income       Opportunities              Sub-Account
                                                                           Sub-Account* Sub-Account*
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $  513,505   $  361,057    $    227      $   270      $    --      $     70    $   66,306
  .............................................................................................................................
  Capital gains income                  80,578        9,397          --          651           --            --            --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions              (10,213)     132,832          (2)           7           --            34            --
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period               (1,174,864)      24,876       6,197        2,195          656         9,802            --
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (590,994)     528,162       6,422        3,123          656         9,906        66,306
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,578,769    1,791,710       2,747        2,250        1,145         2,864       223,214
  .............................................................................................................................
  Net transfers                      1,518,889   (2,923,672)     93,024       17,972       10,162       115,108      (205,708)
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                          (493,675)    (295,573)       (238)        (105)         (24)         (325)      (32,523)
  .............................................................................................................................
  Net loan activity                    (58,172)     (58,278)         (3)         (20)                       (24)      (31,681)
  .............................................................................................................................
  Cost of insurance                   (330,916)    (317,364)       (334)        (797)         (31)         (943)      (59,689)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     2,214,895   (1,803,177)     95,196       19,300       11,252       116,680      (106,387)
  .............................................................................................................................
  Total increase (decrease) in net
    assets                           1,623,901   (1,275,015)    101,618       22,423       11,908       126,586       (40,081)
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                6,138,583    7,805,006          --           --           --            --     1,195,798
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $7,762,484   $6,529,991    $101,618      $22,423      $11,908      $126,586    $1,155,717
 ------------------------------------------------------------------------------------------------------------------------------

 *From inception August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &        Utilities   Vista        Voyager
 December 31, 1998                  Opportunities Value       Emerging     Growth      Sub-Account* Sub-Account
                                    Sub-Account   Sub-Account Growth       and Income
                                                              Sub-Account* Sub-Account
 ---------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $        --    $   186      $     7    $   91,969    $    --    $   117,946
  ..............................................................................................................
  Capital gains income                  305,733         35           --       158,511         --      2,877,880
  ..............................................................................................................
  Net realized gain (loss) on
    security transactions               (74,393)         1          (18)        8,994       (101)       (22,334)
  ..............................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 5,084,117      1,064        3,651       263,198      4,502      8,969,653
  ..............................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        5,315,457      1,286        3,640       522,672      4,401     11,943,145
  ..............................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,989,756      7,363        1,625       470,436      1,069      8,611,086
  ..............................................................................................................
  Net transfers                       3,222,851      9,119       15,102       341,606     20,251      4,732,697
  ..............................................................................................................
  Surrenders for benefit payments
    and fees                           (695,854)      (100)         (70)      (76,934)         4     (1,882,355)
  ..............................................................................................................
  Loan withdrawals                     (325,692)        --          (10)      (78,333)        --       (723,265)
  ..............................................................................................................
  Cost of insurance                    (962,450)      (128)        (255)     (111,123)      (135)    (2,043,615)
  ..............................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      6,228,611     16,254       16,392       545,652     21,189      8,694,548
  ..............................................................................................................
  Total increase (decrease) in net
    assets                           11,544,068     17,540       20,032     1,068,324     25,590     20,637,693
  ..............................................................................................................
 NET ASSETS:
  Beginning of period                18,601,119         --           --     3,150,915         --     43,566,944
 ---------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $30,145,187    $17,540      $20,032    $4,219,239    $25,590    $64,204,637
 ---------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                             THIRD QUARTER                NINE MONTHS
                                                                 ENDED                       ENDED
                                                             SEPTEMBER 30,               SEPTEMBER 30,
                                                           -----------------------------------------------
                                                           2000         1999          2000           1999
                                                           -----------------------------------------------
                                                                      (in millions) (Unaudited)
REVENUES
  Premiums and other considerations                        $588         $513         $1,653         $1,517
  Net investment income                                     338          333            979          1,019
  Net realized capital gains (losses)                        (7)          --            (44)             1
                                                           -----------------------------------------------
                                           TOTAL REVENUES   919          846          2,588          2,537
                                                           -----------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses            372          379          1,086          1,195
  Amortization of deferred policy acquisition costs         163          141            462            396
  Dividends to policyholders                                  7           70             53             97
  Other expenses                                            188          105            456            432
                                                           -----------------------------------------------
                      TOTAL BENEFITS, CLAIMS AND EXPENSES   730          695          2,057          2,120
                                                           -----------------------------------------------
  Income before income tax expense                          189          151            531            417
  Income tax expense                                         60           51            144            144
                                                           -----------------------------------------------
                                               NET INCOME  $129         $100         $  387         $  273
                                                           -----------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                    SEPTEMBER 30,         DECEMBER 31,
                                                                        2000                  1999
                                                                   ------------------------------------
                                                                     (Unaudited)
                                                                   (in millions, except for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,851 and $13,923)                            $ 13,599              $ 13,499
  Equity securities, at fair value                                          51                    56
  Policy loans, at outstanding balance                                   3,561                 4,187
  Other investments                                                        727                   342
                                                                   ------------------------------------
                                           TOTAL INVESTMENTS            17,938                18,084
                                                                   ------------------------------------
  Cash                                                                      95                    55
  Premiums receivable and agents' balances                                  23                    29
  Reinsurance recoverables                                               1,267                 1,274
  Deferred policy acquisition costs                                      4,242                 4,013
  Deferred income tax                                                      462                   459
  Other assets                                                             555                   654
  Separate account assets                                              118,333               110,397
                                                                   ------------------------------------
                                                TOTAL ASSETS          $142,915              $134,965
                                                                   ------------------------------------
LIABILITIES
  Future policy benefits                                              $  4,643              $  4,332
  Other policyholder funds                                              14,796                16,004
  Other liabilities                                                      2,223                 1,613
  Separate account liabilities                                         118,333               110,397
                                                                   ------------------------------------
                                           TOTAL LIABILITIES           139,995               132,346
                                                                   ------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized,
   issued and outstanding, par value $5,690                                  6                     6
  Capital surplus                                                        1,045                 1,045
  Accumulated other comprehensive loss
    Net unrealized capital losses on securities, net of tax               (156)                 (255)
                                                                   ------------------------------------
                  TOTAL ACCUMULATED OTHER COMPREHENSIVE LOSS              (156)                 (255)
                                                                   ------------------------------------
  Retained earnings                                                      2,025                 1,823
                                                                   ------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY             2,920                 2,619
                                                                   ------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY          $142,915              $134,965
                                                                   ------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                Accumulated Other
                                                                  Comprehensive
                                                                  Income (Loss)
                                                                -----------------
                                                                 Net Unrealized
                                                                  Capital Gains
                                                                   (Losses) on                     Total
                                             Common   Capital      Securities,      Retained   Stockholder's
                                             Stock    Surplus      Net of Tax       Earnings      Equity
                                             ---------------------------------------------------------------
                                                                (in millions) (Unaudited)
NINE MONTHS ENDED SEPTEMBER 30, 2000
Balance, December 31, 1999                     $6     $1,045          $(255)         $1,823       $2,619
Comprehensive income (loss)
  Net income                                                                            387          387
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                        99                           99
Total other comprehensive income (loss)                                                               99
  Total comprehensive income (loss)                                                                  486
Dividends paid to parent                                                               (185)        (185)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 2000    $6     $1,045          $(156)         $2,025       $2,920
                                             ---------------------------------------------------------------
NINE MONTHS ENDED SEPTEMBER 30, 1999
Balance, December 31, 1998                     $6     $1,045          $ 184          $1,462       $2,697
Comprehensive income (loss)
  Net income                                                                            273          273
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                      (353)                        (353)
Total other comprehensive income (loss)                                                             (353)
  Total comprehensive income (loss)                                                                  (80)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 1999    $6     $1,045          $(169)         $1,735       $2,617
                                             ---------------------------------------------------------------

(1) Net unrealized capital gains (losses) on securities are reflected net of tax provision (benefit) of $53 and $(190) for the nine months ended
    September 30, 2000 and 1999, respectively. There were reclassification adjustments for after-tax gains (losses) realized in net income of $(29) and $1 for the nine months ended September 30, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                   NINE MONTHS ENDED
                                                                                     SEPTEMBER 30,
                                                                            --------------------------------
                                                                              2000                    1999
                                                                            --------------------------------
                                                                               (Unaudited) (in millions)
OPERATING ACTIVITIES
  Net income                                                                $   387                 $   273
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                                 (20)                     (8)
  Net realized capital losses (gains)                                            44                      (1)
  Decrease (increase) in premiums receivable and agents'
   balances                                                                       6                     (15)
  Increase (decrease) in other liabilities                                      169                     (97)
  Change in receivables, payables and accruals                                   40                     142
  Increase (decrease) in accrued tax                                            262                    (200)
  (Increase) decrease in deferred income tax                                    (56)                    164
  Increase in deferred policy acquisition costs                                (229)                   (258)
  Increase in future policy benefits                                            311                     438
  Decrease (increase) in reinsurance recoverables                                27                    (162)
  Other, net                                                                     79                    (100)
                                                                            --------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES                  1,020                     176
                                                                            --------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                                   (4,134)                 (5,132)
  Sales of investments                                                        3,458                   6,434
  Maturities and principal paydowns of fixed maturity
   investments                                                                1,117                   1,338
  Purchase of affiliates and other                                                2                      --
                                                                            --------------------------------
                   NET CASH PROVIDED BY INVESTING ACTIVITIES                    443                   2,640
                                                                            --------------------------------
FINANCING ACTIVITIES
  Dividends paid to parent                                                     (185)                     --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts                           (1,238)                 (2,798)
                                                                            --------------------------------
    Net cash used for financing activities                                   (1,423)                 (2,798)
                                                                            --------------------------------
  Net increase in cash                                                           40                      18
  Cash -- beginning of period                                                    55                      17
                                                                            --------------------------------
  Cash -- end of period                                                     $    95                 $    35
                                                                            --------------------------------
Supplemental Disclosure of Cash Flow Information
  Net cash paid during the period for
  Income taxes                                                              $    34                 $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company"), a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (its parent), a wholly-owned subsidiary of Hartford Life, Inc., have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared on the basis of accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(b) NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities - a Replacement of SFAS No. 125". SFAS No. 140 carries forward most of SFAS No. 125's provisions without amendment. However, it revises criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. SFAS No. 140's disclosure requirements must be applied for fiscal years ending after December 15, 2000. The other provisions of SFAS No. 140 apply prospectively to transactions and commitments occurring after March 31, 2001. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company will begin January 1, 2001. Implementation of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

2. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) TAX MATTERS

Hartford Life, Inc.'s federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life, Inc.'s 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service.

Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open years.

During the second quarter of 2000, Hartford Life, Inc. reached a settlement with the Internal Revenue Service with respect to certain tax matters for the 1993-1995 years. This settlement resulted in a $24 tax benefit being recorded in Hartford Life Insurance Company's second quarter results of operations.

3. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios.

The following tables present summarized financial information concerning the Company's segments.

                                                         Investment  Individual
SEPTEMBER 30, 2000                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  522       $141       $238     $ 18   $  919
  Net income                                                   86         19          9       15      129
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,548       $405       $572     $ 63   $2,588
  Net income                                                  262         53         25       47      387

                                                         Investment  Individual
SEPTEMBER 30, 1999                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  468       $148       $220     $ 10   $  846
  Net income                                                   69         19          7        5      100
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,403       $421       $659     $ 54   $2,537
  Net income (loss)                                           228         51         20      (26)     273

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

(Dollar amounts in millions, unless otherwise stated)

Management's Discussion and Analysis of Financial Condition and Results of Operations (MD&A) addresses the financial condition of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") as of September 30, 2000, compared with December 31, 1999, and its results of operations for the third quarter and nine months ended September 30, 2000 compared with the equivalent periods in 1999. This discussion should be read in conjunction with the MD&A included in the Company's 1999 Form 10-K Annual Report.

Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on the

Company. There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on Hartford Life Insurance Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including the possibility of general economic, business and legislative conditions that are less favorable than anticipated, changes in interest rates or the stock markets, stronger than anticipated competitive activity and those described in the forward-looking statements.

INDEX

Consolidated Results of Operations      9            Corporate Owned Life Insurance (COLI)      11
Investment Products                     10           Regulatory Matters and Contingencies       11
Individual Life                         10           Accounting Standards                       12

CONSOLIDATED RESULTS OF OPERATIONS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
         OPERATING SUMMARY                SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $919         $846        $2,588       $2,537
Expenses                                 790          746         2,201        2,264
                                     --------------------------------------------------
                         NET INCOME     $129         $100        $  387       $  273
                                     --------------------------------------------------

Hartford Life Insurance Company has the following reportable segments:
Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). The Company reports in "Other" corporate items not directly allocable to any of its segments, as well as certain group benefits business, including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company
(HLA).

Revenues increased $73, or 9%, and $51, or 2%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in revenues were primarily attributable to growth in the Investment Products segment which was, for the most part, due to higher fee income related to the individual annuity operation which is directly attributable to increased assets under management. Additionally, for the third quarter the COLI segment's revenues increased primarily due to fees generated from strong sales. Partially offsetting the growth in the nine month period was a decline in the COLI segment's revenues primarily due to the declining block of leveraged COLI business.
Expenses increased $44, or 6%, for the third quarter, while expenses for the nine month period decreased $63, or 3%, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $29, or 29%, and $114, or 42%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods primarily driven by increases in net income across each of the Company's reportable segments for the nine months. The Company also reported a benefit related to the settlement of certain federal tax matters of $24 for the second quarter of 2000 (see Note 2(b) of Notes to Consolidated Financial Statements). This benefit, along with an $8 benefit related to state income taxes in the first quarter of 2000, resulted in $32 of tax benefits for the nine months ended September 30, 2000. Partially offsetting the increase for the nine month period, the Company realized $29 of net realized capital losses, primarily as a result of portfolio re-balancing. Excluding the tax items and the net realized capital losses, net income increased $111, or 41%, for the nine months ended September 30, 2000.

SEGMENT RESULTS

Below is a summary of net income (loss) by segment.

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Investment Products                     $ 86         $ 69         $262         $228
Individual Life                           19           19           53           51
Corporate Owned Life Insurance
 (COLI)                                    9            7           25           20
Other                                     15            5           47          (26)
                                     --------------------------------------------------
                         NET INCOME     $129         $100         $387         $273
                                     --------------------------------------------------

The sections that follow analyze each segment's results.

INVESTMENT PRODUCTS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $522         $468        $1,548       $1,403
Expenses                                 436          399         1,286        1,175
                                     --------------------------------------------------
                         NET INCOME     $ 86         $ 69        $  262       $  228
                                     --------------------------------------------------

Revenues in the Investment Products segment increased $54, or 12%, and $145, or 10%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to higher fee income in the individual annuity operation. Fee income generated by individual annuities increased $58, or 22%, and $149, or 19%, for the respective third quarter and nine month periods, as related account values grew
$14.7 billion, or 19%, from September 30, 1999. This substantial growth was mostly due to strong individual annuity sales (including $8.5 billion for the first nine months of 2000) and equity market appreciation.

Due to the continued growth in this segment, particularly the individual annuity operation, expenses increased $37, or 9%, or $111, or 9%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. These increases were primarily driven by amortization of deferred policy acquisition costs, which grew $24, or 23%, and $61, or 20%, for the respective third quarter and nine month periods and other expenses which increased $9, or 10%, and $43, or 17%, over the respective prior year levels. The segment's operating expenses as a percentage of average assets under management declined slightly for the third quarter and nine months ended versus the respective prior year periods.
Net income increased $17, or 25%, and $34, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to the growth in revenues associated with the increase in assets under management across the entire segment. Additionally, the Investment Products segment continued to maintain its profit margins related to its primary businesses thus contributing to the segment's earnings growth.

INDIVIDUAL LIFE

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $141         $148         $405         $421
Expenses                                 122          129          352          370
                                     --------------------------------------------------
                         NET INCOME     $ 19         $ 19         $ 53         $ 51
                                     --------------------------------------------------

The slight decrease in revenues and expenses in the Individual Life segment is primarily due to HLA's December 1, 1999 recapture of an in force block of individual life insurance previously ceded to the Company. (For a discussion of the recapture, see Note 9 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

Excluding the recapture described above, revenues in the Individual Life segment increased $16, or 13%, and $53, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. This increase in revenues is attributable to higher fee income associated with the growing block of variable life insurance. Fee income increased $13, or 15%, and $53, or 22%, for the respective third quarter and nine month periods, as variable life account values increased $918, or 44%, and variable life insurance in force increased $9.7 billion, or 46%, from September 30, 1999.

Excluding the recapture described above, expenses increased $14, or 13%, and $47, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in expenses were primarily due to a $4, or 9%, and $12, or 8%, increase in benefits, claims and claim adjustment expenses for the respective third quarter and nine month periods and other expenses which increased $7, or 40%, and $16, or 29%, over the respective prior year levels. These increases were associated with the growth in this segment as indicated above. Additionally, for the nine month period, amortization of deferred policy acquisition costs increased $15, or 19%, primarily associated with the growth in this segment's variable business. Excluding the recapture described above, net income increased $2, or 12%, and $6, or 13%, for the respective periods, primarily due to the higher fee income as year-to-date mortality was essentially in line with prior year.

CORPORATE OWNED LIFE INSURANCE (COLI)

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $238         $220         $572         $659
Expenses                                 229          213          547          639
                                     --------------------------------------------------
                         NET INCOME     $  9         $  7         $ 25         $ 20
                                     --------------------------------------------------

COLI revenues increased $18, or 8%, for the third quarter ended September 30, 2000, from the respective prior year period, while for the nine month period, revenues decreased $87, or 13%. The revenue increase in the third quarter was primarily due to an increase in fee income of $22, or 19%, associated with strong sales of $2.5 billion in the third quarter 2000.

For the nine month period, revenues decreased primarily due to a decline in net investment income of $59, or 18%. This decline was primarily due to the leveraged COLI block of business, as related account values decreased $786, or 14%, as a result of the downsizing caused by the Health Insurance Portability and Accountability Act of 1996.

Expenses increased $16, or 8%, for the third quarter, while expenses for the nine month period decreased $92, or 14%, respectively, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $2, or 29%, and $5, or 25%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent prior year periods. The increase was primarily attributable to the variable COLI business where account values increased $3.5 billion, or 29%, as well as increased earnings associated with a block of leveraged COLI business recaptured in 1998. (For a discussion of the MBL Recapture, see the Capital Resources and Liquidity section in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

REGULATORY MATTERS AND CONTINGENCIES

NAIC PROPOSALS

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Hartford Life Insurance Company and its subsidiaries' domiciliary state has adopted the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its subsidiaries.

DEPENDENCE ON CERTAIN THIRD PARTY RELATIONSHIPS

Hartford Life Insurance Company distributes its annuity and life insurance products through a variety of distribution channels, including broker-dealers, banks, wholesalers, its own internal sales force and other third party marketing organizations. The Company periodically negotiates provisions and renewals of these relationships and there can be no assurance that such terms will remain acceptable to the Company or such service providers. An interruption in the Company's continuing relationship with certain of these third parties could materially affect the Company's ability to market its products.

ACCOUNTING STANDARDS

For a discussion of accounting standards, see Note 1 of Notes to Consolidated Financial Statements.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.        Exhibits

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

(b)  Not Applicable.

(c)  Principal Underwriting Agreement.(2)

(d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

(e)  Form of Application for Flexible Premium Variable Life Insurance
     Policies.(3)

(f)  Certificate of Incorporation of Hartford(2) and Bylaws of Hartford.(1)

(g)  Contracts of Reinsurance.(4)

(h)  Form of Participation Agreement.(4)

(i)  Not Applicable.

(j)  Not Applicable.

(k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     ---------------------------

3 Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

4 Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

3 Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-94617, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on January 13, 2000.

4 Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

(l)  Opinion and Consent of Thomas P. Kalmbach, FSA., MAAA.

(m)  Not Applicable.

(n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(o)  No financial statement will be omitted.

(p)  Not Applicable.

(q)  Memorandum describing transfer and redemption procedures.(1)

(r)  Power of Attorney.

(r)  Organizational Chart.

Item 28.  Officers and Directors.

-------------------------------------------- --------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- --------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- --------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- --------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- --------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- --------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- --------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- --------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- --------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- --------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- --------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
-------------------------------------------- --------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- --------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- --------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- --------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel, and Corporate Secretary, Director*
-------------------------------------------- --------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board, Chief Executive Officer, Director*
-------------------------------------------- --------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- --------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- --------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- --------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

------------------------------
  *  Denotes Board of Directors of Hartford.


Item 29.  Persons Controlled By or Under Common Control with the Depositor or
              Registrant

             Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust
                 Separate Account A
               Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

              (b) Directors and Officers of HESCO

                                         POSITIONS AND OFFICES
                   NAME                    WITH  UNDERWRITER
                   ----                 -----------------------
            David A. Carlson         Vice President
            Peter W. Cummins         Senior Vice President
            David T. Foy             Treasurer
            J. Richard Garrett       Vice President
            Christine Hayer Repasy   Senior Vice President, General
                                     Counsel and Corporate Secretary, Director
            George R. Jay            Controller
            Robert A. Kerzner        Executive Vice President, Director
            Joseph F. Mahoney        Executive Vice President
            Thomas M. Marra          President, Director
            Lowndes A. Smith         Chief Executive Officer
            John C. Walters          Executive Vice President


         Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of the Registration Statement dated November 1, 1999 and filed with the Commission on October 22, 1999.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                  SIGNATURE

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 4th day of December, 2000.

HARTFORD LIFE INSURANCE
COMPANY SEPARATE ACCOUNT VL I
(Registrant)

*By: DAVID T. FOY
     -------------------------------------------------
     David T. Foy, Senior Vice President and Treasurer

                                             *By: /S/ CHRISTOPHER M. GRINNELL
                                                      ------------------------
                                                      Christopher M. Grinnell
                                                      Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By: DAVID T. FOY
     -------------------------------------------------
     David T. Foy, Senior Vice President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
    Financial Officer & Treasurer, Director*
Christine Hayer Repasy, Senior Vice President,
    General Counsel & Corporate Secretary,      *By: /s/ CHRISTOPHER M. GRINNELL
    Director*                                            -----------------------
Thomas M. Marra, President, Director *                   Christopher M. Grinnell
Lowndes A. Smith, Chairman of the Board,                 Attorney-In-Fact
    Chief Executive Officer, Director *
John C. Walters, Executive Vice President,      Date: December 4, 2000
    Director*
Lizabeth H. Zlatkus, Executive Vice President,
    Director*
David M. Znamierowski, Senior Vice President,
    And Chief Investment Officer, Director*

                                  EXHIBIT INDEX



1.3 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4     Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA

1.5     Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6     Power of Attorney.

1.7     Organizational Chart.